Derivative Liabilities (Details) (USD $)	3 Months Ended
Mar. 31, 2014
Derivative Liabilities Details
Balance at the beginning of period
Addition of new derivative liabilities (warrants)	4,521,063
Change in fair value of warrants	(41,937)
Balance at the end of the period	$ 4,479,126